Subsequent events (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Class A ordinary shares
Subsequent Event [Line Items]
Authorized share repurchase amount		$ 1,000	$ 500	$ 500
Subsequent event | Class A ordinary shares
Subsequent Event [Line Items]
Authorized share repurchase amount	$ 1,000
Share repurchase program period	24 months
Subsequent event | ADS | Maximum
Subsequent Event [Line Items]
Authorized share repurchase amount	$ 500